Cash and balances with the Central Bank (Tables)	12 Months Ended
Dec. 31, 2019
Cash and balances with the Central Bank
Schedule of breakdown by type of balances of cash and balances with the Central Bank

	12/31/2018	12/31/2019

Cash	25,080	25,793
Central Bank compulsory deposits	28,094	28,094
Deposits in the Central Bank	2,110	11,292
Accrued interest	26	28
	55,310	65,207